Inventories (Details) - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015
Components of inventories
Raw materials	$ 89,928	$ 71,863
Work in process	228,626	137,306
Finished goods	108,997	137,731
Total inventories	$ 427,551	$ 346,900